Significant accounting policies (Tables)	12 Months Ended
Mar. 26, 2016
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Molds	2 - 5 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 26, 2016, March 28, 2015 and March 29, 2014:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands, except per share data)

Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$5,438	$(8,632)	$(5,801)
Denominator:
Weighted-average common shares outstanding	17,961	17,937	16,617

Income (loss) per common share	$0.30	$(0.48)	$(0.35)

Diluted income (loss) per common share computation:
Numerator:
Net income (loss)	$5,438	$(8,632)	$(5,801)
Denominator:
Weighted-average common shares outstanding	17,961	17,937	16,617
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	—	—	—

Weighted-average common shares outstanding – diluted	17,961	17,937	16,617

Diluted income (loss) per common share	$0.30	$(0.48)	$(0.35)